Right of Use Assets - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	¥ 5,115	$ 714
2027	3,541	494
2028	3,614	504
2029	3,686	515
2030	1,861	260
Total future minimum lease payments	17,817	2,487
Less: imputed interest	(1,249)	(174)
Present value of lease liabilities	¥ 16,568	$ 2,313	¥ 4,798